SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of Restricted Cash, Cash and Cash Equivalents
The following is a reconciliation of cash and cash equivalents on the combined/consolidated balance sheets to total cash, cash equivalents, and restricted cash on the combined/consolidated statement of cash flows as of December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Cash and cash equivalents	$73,416	$58,269	$31,962
Restricted cash (included in prepaid expenses and other current assets)	4,977	7,847	5,700
Restricted cash (included in other assets)	40,311	32,090	30,900
Total cash, cash equivalents, and restricted cash	$118,704	$98,206	$68,562
The following presents all cash and cash equivalents and restricted cash on the condensed combined/consolidated balance sheets and reconcile to total cash included the condensed combined/consolidated statements of cash flows as of June 30, 2024, December 31, 2023, June 30, 2023:

	June 30, 2024	December 31, 2023	June 30, 2023
Cash and cash equivalents	$73,374	$73,416	$38,164
Restricted cash (included in prepaid expenses and other current assets)	4,480	4,977	7,907
Restricted cash (included in other assets)	—	40,311	34,459
Total cash, cash equivalents, and restricted cash	$77,854	$118,704	$80,530

Summary of Restrictions on Cash and Cash Equivalents
The following is a reconciliation of cash and cash equivalents on the combined/consolidated balance sheets to total cash, cash equivalents, and restricted cash on the combined/consolidated statement of cash flows as of December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Cash and cash equivalents	$73,416	$58,269	$31,962
Restricted cash (included in prepaid expenses and other current assets)	4,977	7,847	5,700
Restricted cash (included in other assets)	40,311	32,090	30,900
Total cash, cash equivalents, and restricted cash	$118,704	$98,206	$68,562
The following presents all cash and cash equivalents and restricted cash on the condensed combined/consolidated balance sheets and reconcile to total cash included the condensed combined/consolidated statements of cash flows as of June 30, 2024, December 31, 2023, June 30, 2023:

	June 30, 2024	December 31, 2023	June 30, 2023
Cash and cash equivalents	$73,374	$73,416	$38,164
Restricted cash (included in prepaid expenses and other current assets)	4,480	4,977	7,907
Restricted cash (included in other assets)	—	40,311	34,459
Total cash, cash equivalents, and restricted cash	$77,854	$118,704	$80,530